INCOME STATEMENT DETAILS (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IfrsStatementLineItems [Line Items]
Transaction price allocated to performance obligations that were unsatisfied or partially unsatisfied			₪ 183
Revenues from equipment recognized at a point of time			17	₪ 16	₪ 11
Revenues from equipment from operating leases			17	16	11
Revenues from services for operating leases			₪ 57	₪ 37	₪ 10
Period of collective employment agreement			an immediate salary increase for employees with a seniority of 1.5 years or more; an additional salary increase contingent upon the Company's performance; sharing of the Company's profits and the terms of eligibility for these grants in the years 2019-2021. In addition, the Parties negotiated a salary increase mechanism for the years 2020 and will be renegotiated for the year of 2021 towards the end of 2020.
Percentage Increase in Revenues [Member]
IfrsStatementLineItems [Line Items]
Percentage of performance obligations that were unsatisfied or partially unsatisfied as year end that will be recognized as revenue during subsequent years	17.00%	31.00%